Share based payments - Option activity (Details)	3 Months Ended
Mar. 31, 2023 shares £ / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	9,809,788
Granted (in shares) | shares	0
Exercised (in shares) | shares	(497,041)
Forfeited (in shares) | shares	(148,107)
Ending balance (in shares) | shares	9,164,640
Exercisable (in shares) | shares	4,794,723
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.04
Granted, weighted average exercise price (GBP per share) | £ / shares	0
Exercised, weighted average exercise price (GBP per share) | £ / shares	0.01
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0.02
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.04
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.02
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	877,704
Granted (in shares) | shares	0
Ending balance (in shares) | shares	877,704
Exercisable (in shares) | shares	0
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.00
Granted, weighted average exercise price (GBP per share) | £ / shares	0
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.00
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0